Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000001788 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000001788 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000001788 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000001788 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000001788 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000001788 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000001788 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000001788 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000001788 [Member] | US Government Debt Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000001788 [Member] | US Government Corporations and Agencies Securities Sectors [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000001788 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000001788 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000001788 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.40%
C000001788 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000001788 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000001788 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000001788 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000001788 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000001788 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000001790 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000001790 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000001790 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000001790 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000001790 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000001790 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000001790 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000001790 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000001790 [Member] | US Government Debt Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000001790 [Member] | US Government Corporations and Agencies Securities Sectors [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000001790 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000001790 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000001790 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.40%
C000001790 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000001790 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000001790 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000001790 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000001790 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000001790 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000001791 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000001791 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000001791 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000001791 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000001791 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000001791 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000001791 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000001791 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000001791 [Member] | US Government Debt Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000001791 [Member] | US Government Corporations and Agencies Securities Sectors [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000001791 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000001791 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000001791 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.40%
C000001791 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000001791 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000001791 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000001791 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000001791 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000001791 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000113485 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000113485 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000113485 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000113485 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000113485 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000113485 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000113485 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000113485 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000113485 [Member] | US Government Debt Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000113485 [Member] | US Government Corporations and Agencies Securities Sectors [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000113485 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000113485 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000113485 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.40%
C000113485 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000113485 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000113485 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000113485 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000113485 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000113485 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000067864 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000067864 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000067864 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000067864 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000067864 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000067864 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000067864 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000067864 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000067864 [Member] | US Government Debt Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000067864 [Member] | US Government Corporations and Agencies Securities Sectors [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000067864 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000067864 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000067864 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.40%
C000067864 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000067864 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000067864 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000067864 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000067864 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000067864 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000067865 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000067865 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000067865 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000067865 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000067865 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000067865 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000067865 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000067865 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000067865 [Member] | US Government Debt Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000067865 [Member] | US Government Corporations and Agencies Securities Sectors [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000067865 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000067865 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000067865 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.40%
C000067865 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000067865 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000067865 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000067865 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000067865 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000067865 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000106438 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000106438 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000106438 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000106438 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000106438 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000106438 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000106438 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000106438 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000106438 [Member] | US Government Debt Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000106438 [Member] | US Government Corporations and Agencies Securities Sectors [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000106438 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000106438 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000106438 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.40%
C000106438 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000106438 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000106438 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000106438 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000106438 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000106438 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000134715 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000134715 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000134715 [Member] | Wells Fargo And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000134715 [Member] | KKR And Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000134715 [Member] | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000134715 [Member] | Eli Lilly And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000134715 [Member] | The Bank of New York Mellon Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000134715 [Member] | Citizens Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000134715 [Member] | Ares Management Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000134715 [Member] | United Therapeutics Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000134715 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000134715 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000134715 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000134715 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000134715 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000134715 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000134715 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000134715 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000134715 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000134715 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000134715 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000134715 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.10%
C000134715 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000134715 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000134715 [Member] | Purchased options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000134715 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000134715 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000141695 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000141695 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000141695 [Member] | Wells Fargo And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000141695 [Member] | KKR And Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000141695 [Member] | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000141695 [Member] | Eli Lilly And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000141695 [Member] | The Bank of New York Mellon Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000141695 [Member] | Citizens Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000141695 [Member] | Ares Management Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000141695 [Member] | United Therapeutics Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000141695 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000141695 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000141695 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000141695 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000141695 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000141695 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000141695 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000141695 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000141695 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000141695 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000141695 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000141695 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.10%
C000141695 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000141695 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000141695 [Member] | Purchased options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000141695 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000141695 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000134716 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000134716 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000134716 [Member] | Wells Fargo And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000134716 [Member] | KKR And Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000134716 [Member] | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000134716 [Member] | Eli Lilly And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000134716 [Member] | The Bank of New York Mellon Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000134716 [Member] | Citizens Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000134716 [Member] | Ares Management Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000134716 [Member] | United Therapeutics Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000134716 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000134716 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000134716 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000134716 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000134716 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000134716 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000134716 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000134716 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000134716 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000134716 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000134716 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000134716 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.10%
C000134716 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000134716 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000134716 [Member] | Purchased options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000134716 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000134716 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000134717 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000134717 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000134717 [Member] | Wells Fargo And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000134717 [Member] | KKR And Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000134717 [Member] | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000134717 [Member] | Eli Lilly And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000134717 [Member] | The Bank of New York Mellon Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000134717 [Member] | Citizens Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000134717 [Member] | Ares Management Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000134717 [Member] | United Therapeutics Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000134717 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000134717 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000134717 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000134717 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000134717 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000134717 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000134717 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000134717 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000134717 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000134717 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000134717 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000134717 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.10%
C000134717 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000134717 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000134717 [Member] | Purchased options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000134717 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000134717 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000134718 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000134718 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000134718 [Member] | Wells Fargo And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000134718 [Member] | KKR And Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000134718 [Member] | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000134718 [Member] | Eli Lilly And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000134718 [Member] | The Bank of New York Mellon Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000134718 [Member] | Citizens Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000134718 [Member] | Ares Management Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000134718 [Member] | United Therapeutics Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000134718 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000134718 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000134718 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000134718 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000134718 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000134718 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000134718 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000134718 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000134718 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000134718 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000134718 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000134718 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.10%
C000134718 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000134718 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000134718 [Member] | Purchased options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000134718 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000134718 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000142613 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000142613 [Member] | BNP Paribas SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000142613 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000142613 [Member] | Sandoz Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000142613 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000142613 [Member] | Beazley PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000142613 [Member] | Enel SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000142613 [Member] | SSE PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000142613 [Member] | Kinross Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000142613 [Member] | Everest Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000142613 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000142613 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000142613 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000142613 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000142613 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000142613 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000142613 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000142613 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000142613 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000142613 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000142613 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000142613 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000142613 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000142613 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000142613 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000142613 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000142613 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000142613 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000142613 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000142613 [Member] | BERMUDA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000142613 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000142613 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000142615 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000142615 [Member] | BNP Paribas SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000142615 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000142615 [Member] | Sandoz Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000142615 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000142615 [Member] | Beazley PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000142615 [Member] | Enel SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000142615 [Member] | SSE PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000142615 [Member] | Kinross Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000142615 [Member] | Everest Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000142615 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000142615 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000142615 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000142615 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000142615 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000142615 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000142615 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000142615 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000142615 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000142615 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000142615 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000142615 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000142615 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000142615 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000142615 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000142615 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000142615 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000142615 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000142615 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000142615 [Member] | BERMUDA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000142615 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000142615 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000142608 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000142608 [Member] | BNP Paribas SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000142608 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000142608 [Member] | Sandoz Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000142608 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000142608 [Member] | Beazley PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000142608 [Member] | Enel SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000142608 [Member] | SSE PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000142608 [Member] | Kinross Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000142608 [Member] | Everest Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000142608 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000142608 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000142608 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000142608 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000142608 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000142608 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000142608 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000142608 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000142608 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000142608 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000142608 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000142608 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000142608 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000142608 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000142608 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000142608 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000142608 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000142608 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000142608 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000142608 [Member] | BERMUDA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000142608 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000142608 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000142607 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000142607 [Member] | BNP Paribas SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000142607 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000142607 [Member] | Sandoz Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000142607 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000142607 [Member] | Beazley PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000142607 [Member] | Enel SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000142607 [Member] | SSE PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000142607 [Member] | Kinross Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000142607 [Member] | Everest Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000142607 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000142607 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000142607 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000142607 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000142607 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000142607 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000142607 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000142607 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000142607 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000142607 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000142607 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000142607 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000142607 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000142607 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000142607 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000142607 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000142607 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000142607 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000142607 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000142607 [Member] | BERMUDA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000142607 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000142607 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000142609 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000142609 [Member] | BNP Paribas SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000142609 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000142609 [Member] | Sandoz Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000142609 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000142609 [Member] | Beazley PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000142609 [Member] | Enel SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000142609 [Member] | SSE PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000142609 [Member] | Kinross Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000142609 [Member] | Everest Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000142609 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000142609 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000142609 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000142609 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000142609 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000142609 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000142609 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000142609 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000142609 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000142609 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000142609 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000142609 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000142609 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000142609 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000142609 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000142609 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000142609 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000142609 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000142609 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000142609 [Member] | BERMUDA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000142609 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000142609 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000142610 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000142610 [Member] | BNP Paribas SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000142610 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000142610 [Member] | Sandoz Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000142610 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000142610 [Member] | Beazley PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000142610 [Member] | Enel SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000142610 [Member] | SSE PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000142610 [Member] | Kinross Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000142610 [Member] | Everest Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000142610 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000142610 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000142610 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000142610 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000142610 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000142610 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000142610 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000142610 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000142610 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000142610 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000142610 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000142610 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000142610 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000142610 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000142610 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000142610 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000142610 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000142610 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000142610 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000142610 [Member] | BERMUDA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000142610 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000142610 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000142611 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000142611 [Member] | BNP Paribas SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000142611 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000142611 [Member] | Sandoz Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000142611 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000142611 [Member] | Beazley PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000142611 [Member] | Enel SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000142611 [Member] | SSE PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000142611 [Member] | Kinross Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000142611 [Member] | Everest Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000142611 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000142611 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000142611 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000142611 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000142611 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000142611 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000142611 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000142611 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000142611 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000142611 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000142611 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000142611 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000142611 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000142611 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000142611 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000142611 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000142611 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000142611 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000142611 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000142611 [Member] | BERMUDA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000142611 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000142611 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000156914 [Member] | Taiwan Semiconductor Manufacturing Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000156914 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000156914 [Member] | Meituan Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000156914 [Member] | Samsung Electronics Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000156914 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000156914 [Member] | Globant SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000156914 [Member] | MercadoLibre Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000156914 [Member] | Trip com Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000156914 [Member] | eMemory Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000156914 [Member] | MakeMyTrip Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000156914 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000156914 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000156914 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000156914 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000156914 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000156914 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000156914 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000156914 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000156914 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000156914 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000156914 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000156914 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000156914 [Member] | URUGUAY
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000156914 [Member] | POLAND
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000156914 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000156914 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000156914 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000156914 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000156914 [Member] | GREECE
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000156914 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000156914 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000156915 [Member] | Taiwan Semiconductor Manufacturing Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000156915 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000156915 [Member] | Meituan Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000156915 [Member] | Samsung Electronics Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000156915 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000156915 [Member] | Globant SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000156915 [Member] | MercadoLibre Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000156915 [Member] | Trip com Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000156915 [Member] | eMemory Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000156915 [Member] | MakeMyTrip Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000156915 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000156915 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000156915 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000156915 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000156915 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000156915 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000156915 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000156915 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000156915 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000156915 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000156915 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000156915 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000156915 [Member] | URUGUAY
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000156915 [Member] | POLAND
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000156915 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000156915 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000156915 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000156915 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000156915 [Member] | GREECE
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000156915 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000156915 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000156916 [Member] | Taiwan Semiconductor Manufacturing Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000156916 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000156916 [Member] | Meituan Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000156916 [Member] | Samsung Electronics Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000156916 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000156916 [Member] | Globant SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000156916 [Member] | MercadoLibre Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000156916 [Member] | Trip com Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000156916 [Member] | eMemory Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000156916 [Member] | MakeMyTrip Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000156916 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000156916 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000156916 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000156916 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000156916 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000156916 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000156916 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000156916 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000156916 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000156916 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000156916 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000156916 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000156916 [Member] | URUGUAY
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000156916 [Member] | POLAND
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000156916 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000156916 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000156916 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000156916 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000156916 [Member] | GREECE
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000156916 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000156916 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000156917 [Member] | Taiwan Semiconductor Manufacturing Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000156917 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000156917 [Member] | Meituan Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000156917 [Member] | Samsung Electronics Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000156917 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000156917 [Member] | Globant SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000156917 [Member] | MercadoLibre Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000156917 [Member] | Trip com Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000156917 [Member] | eMemory Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000156917 [Member] | MakeMyTrip Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000156917 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000156917 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000156917 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000156917 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000156917 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000156917 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000156917 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000156917 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000156917 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000156917 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000156917 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000156917 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000156917 [Member] | URUGUAY
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000156917 [Member] | POLAND
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000156917 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000156917 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000156917 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000156917 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000156917 [Member] | GREECE
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000156917 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000156917 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000156918 [Member] | Taiwan Semiconductor Manufacturing Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000156918 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000156918 [Member] | Meituan Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000156918 [Member] | Samsung Electronics Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000156918 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000156918 [Member] | Globant SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000156918 [Member] | MercadoLibre Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000156918 [Member] | Trip com Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000156918 [Member] | eMemory Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000156918 [Member] | MakeMyTrip Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000156918 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000156918 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000156918 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000156918 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000156918 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000156918 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000156918 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000156918 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000156918 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000156918 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000156918 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000156918 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000156918 [Member] | URUGUAY
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000156918 [Member] | POLAND
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000156918 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000156918 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000156918 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000156918 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000156918 [Member] | GREECE
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000156918 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000156918 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000156919 [Member] | Taiwan Semiconductor Manufacturing Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000156919 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000156919 [Member] | Meituan Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000156919 [Member] | Samsung Electronics Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000156919 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000156919 [Member] | Globant SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000156919 [Member] | MercadoLibre Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000156919 [Member] | Trip com Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000156919 [Member] | eMemory Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000156919 [Member] | MakeMyTrip Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000156919 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000156919 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000156919 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000156919 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000156919 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000156919 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000156919 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000156919 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000156919 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000156919 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000156919 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000156919 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000156919 [Member] | URUGUAY
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000156919 [Member] | POLAND
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000156919 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000156919 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000156919 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000156919 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000156919 [Member] | GREECE
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000156919 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000156919 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000156920 [Member] | Taiwan Semiconductor Manufacturing Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000156920 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000156920 [Member] | Meituan Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000156920 [Member] | Samsung Electronics Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000156920 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000156920 [Member] | Globant SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000156920 [Member] | MercadoLibre Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000156920 [Member] | Trip com Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000156920 [Member] | eMemory Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000156920 [Member] | MakeMyTrip Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000156920 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000156920 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000156920 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000156920 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000156920 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000156920 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000156920 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000156920 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000156920 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000156920 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000156920 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000156920 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000156920 [Member] | URUGUAY
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000156920 [Member] | POLAND
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000156920 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000156920 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000156920 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000156920 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000156920 [Member] | GREECE
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000156920 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000156920 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000213578 [Member] | Australian Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000213578 [Member] | Canadian Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	(15.10%)
C000213578 [Member] | Euro [Member]
Holdings [Line Items]
Percent of Net Asset Value	(25.40%)
C000213578 [Member] | Japanese Yen [Member]
Holdings [Line Items]
Percent of Net Asset Value	(12.90%)
C000213578 [Member] | Mexican Peso [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000213578 [Member] | New Zealand Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.20%)
C000213578 [Member] | Pound Sterling [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000213578 [Member] | Swiss Franc [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
C000213578 [Member] | U S Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.70%
C000213578 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
C000213578 [Member] | Precious Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000213578 [Member] | Base Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000213578 [Member] | Ags Softs [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.10%)
C000213578 [Member] | Long Term Intermediate Rates [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000213578 [Member] | Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000213578 [Member] | Short Term Rates [Member]
Holdings [Line Items]
Percent of Net Asset Value	137.70%
C000213578 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.10%
C000213579 [Member] | Australian Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000213579 [Member] | Canadian Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	(15.10%)
C000213579 [Member] | Euro [Member]
Holdings [Line Items]
Percent of Net Asset Value	(25.40%)
C000213579 [Member] | Japanese Yen [Member]
Holdings [Line Items]
Percent of Net Asset Value	(12.90%)
C000213579 [Member] | Mexican Peso [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000213579 [Member] | New Zealand Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.20%)
C000213579 [Member] | Pound Sterling [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000213579 [Member] | Swiss Franc [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
C000213579 [Member] | U S Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.70%
C000213579 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
C000213579 [Member] | Precious Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000213579 [Member] | Base Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000213579 [Member] | Ags Softs [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.10%)
C000213579 [Member] | Long Term Intermediate Rates [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000213579 [Member] | Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000213579 [Member] | Short Term Rates [Member]
Holdings [Line Items]
Percent of Net Asset Value	137.70%
C000213579 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.10%
C000213580 [Member] | Australian Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000213580 [Member] | Canadian Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	(15.10%)
C000213580 [Member] | Euro [Member]
Holdings [Line Items]
Percent of Net Asset Value	(25.40%)
C000213580 [Member] | Japanese Yen [Member]
Holdings [Line Items]
Percent of Net Asset Value	(12.90%)
C000213580 [Member] | Mexican Peso [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000213580 [Member] | New Zealand Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.20%)
C000213580 [Member] | Pound Sterling [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000213580 [Member] | Swiss Franc [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
C000213580 [Member] | U S Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.70%
C000213580 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
C000213580 [Member] | Precious Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000213580 [Member] | Base Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000213580 [Member] | Ags Softs [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.10%)
C000213580 [Member] | Long Term Intermediate Rates [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000213580 [Member] | Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000213580 [Member] | Short Term Rates [Member]
Holdings [Line Items]
Percent of Net Asset Value	137.70%
C000213580 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.10%
C000213577 [Member] | Australian Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000213577 [Member] | Canadian Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	(15.10%)
C000213577 [Member] | Euro [Member]
Holdings [Line Items]
Percent of Net Asset Value	(25.40%)
C000213577 [Member] | Japanese Yen [Member]
Holdings [Line Items]
Percent of Net Asset Value	(12.90%)
C000213577 [Member] | Mexican Peso [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000213577 [Member] | New Zealand Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.20%)
C000213577 [Member] | Pound Sterling [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000213577 [Member] | Swiss Franc [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
C000213577 [Member] | U S Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.70%
C000213577 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
C000213577 [Member] | Precious Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000213577 [Member] | Base Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000213577 [Member] | Ags Softs [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.10%)
C000213577 [Member] | Long Term Intermediate Rates [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000213577 [Member] | Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000213577 [Member] | Short Term Rates [Member]
Holdings [Line Items]
Percent of Net Asset Value	137.70%
C000213577 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.10%
C000213576 [Member] | Australian Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000213576 [Member] | Canadian Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	(15.10%)
C000213576 [Member] | Euro [Member]
Holdings [Line Items]
Percent of Net Asset Value	(25.40%)
C000213576 [Member] | Japanese Yen [Member]
Holdings [Line Items]
Percent of Net Asset Value	(12.90%)
C000213576 [Member] | Mexican Peso [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000213576 [Member] | New Zealand Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.20%)
C000213576 [Member] | Pound Sterling [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000213576 [Member] | Swiss Franc [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
C000213576 [Member] | U S Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.70%
C000213576 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
C000213576 [Member] | Precious Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000213576 [Member] | Base Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000213576 [Member] | Ags Softs [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.10%)
C000213576 [Member] | Long Term Intermediate Rates [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000213576 [Member] | Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000213576 [Member] | Short Term Rates [Member]
Holdings [Line Items]
Percent of Net Asset Value	137.70%
C000213576 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.10%